Income Taxes - Schedule of Current and Deferred Tax Provision (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Current income tax provision
State			$ 17	$ 17
Total current income tax provision			17	17
Deferred income tax benefit
Federal			1	(2,366)
State			2	(2,351)
Total deferred income tax benefit			3	(4,717)
Total provision for income taxes	$ 0	$ 0	$ 20	$ (4,700)